JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
(All Share Classes)
(series of JPMorgan Trust I)

JPMorgan Intrepid Mid Cap Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated December 19, 2008
to the Prospectuses dated November 1, 2008, as supplemented

The following information supersedes any information to the contrary relating to the Funds listed above (collectively, the “Intrepid Funds”), including any prior supplements. The portfolio information under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectuses for the Intrepid Funds is hereby deleted in its entirety and replaced by the following:

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Mr. Blum. Other members of the portfolio management team include Robert Weller, Vice President of JPMIM and a CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMIM or its affiliates (or one of their predecessors) since 1997. Prior to 2003 when Mr. Weller joined the portfolio management team, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Weller and Mr. Alonzo have had day-to-day portfolio management responsibilities for the Intrepid Funds since 2004 and 2005, respectively.

In addition, Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder, is a portfolio manager with respect to the Intrepid Mid Cap Fund. Mr. Ruhl has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Michael A. Rosen, Vice President of JPMIM, is a portfolio manager with respect to the Intrepid Plus Fund. Mr. Rosen has been with JPMIM or its affiliates (or one of its predecessors) since 2006. Prior to 2006, Mr. Rosen was a portfolio manager at BKF Capital Group, Inc. from October 2005 to June 2006 and with ING Investment Management from May 2001 to September 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPD-1208

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Plus Fund
(All Share Classes)
(a series of JPMorgan Trust I)

JPMorgan Intrepid Mid Cap Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated December 19, 2008
to the Statement of Additional Information dated November 1, 2008, as supplemented

The following sections are added to the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Intrepid Mid Cap Fund and JPMorgan Intrepid Plus Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding the other accounts managed by each portfolio manager as of June 30, 2008.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid Mid Cap Fund
Dennis S. Ruhl	14	2,145	4	452	7	262
Intrepid Plus Fund
Michael A. Rosen	0	0	0	0	2	10

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid Mid Cap Fund
Dennis S. Ruhl	0	0	1	11	2	62
Intrepid Plus Fund
Michael A. Rosen	0	0	0	0	0	0

SUP-SAI-INTPD-1208

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager as of June 30, 2008.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	over $1,000,000
Intrepid Mid Cap Fund
Dennis S. Ruhl	X
Intrepid Plus Fund
Michael A. Rosen	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE